FIDELITY(REGISTERED TRADEMARK)
MAGELLAN(REGISTERED TRADEMARK)
FUND

SEMIANNUAL REPORT
SEPTEMBER 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   26  Statements of assets and
                           liabilities, operations, and
                           changes in net assets, as
                           well as financial highlights.

NOTES                  30  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  36  The auditors' opinion.
ACCOUNTANTS

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

September proved troublesome for the equity markets, as the Dow Jones Industrial Average shed nearly 1,000 points from its record high set about a month earlier. Jitters over an exceedingly strong economy and the direction of short-term interest rates were the primary causes of the Dow's struggle. Benefiting in part from a mild flight to safety, prices of the benchmark 30-year Treasury bond were modestly higher for the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY MAGELLAN               -0.40%         36.08%       173.99%       383.20%

FIDELITY MAGELLAN (INCL.        -3.39%         32.00%       165.77%       368.70%
3.00% SALES CHARGE)

S&P 500 (registered trademark)  0.37%          27.80%       205.60%       373.44%

Growth Funds Average            1.45%          30.34%       153.87%       294.93%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's(registered trademark) 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,232 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED SEPTEMBER 30,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY MAGELLAN            36.08%       22.33%        17.06%

FIDELITY MAGELLAN (INCL.     32.00%       21.59%        16.71%
3.00% SALES CHARGE)

S&P 500                      27.80%       25.03%        16.82%

Growth Funds Average         30.34%       20.00%        14.35%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Magellan                    S&P 500
             00021                       SP001
  1989/09/30       9700.00                    10000.00
  1989/10/31       9395.42                     9768.00
  1989/11/30       9549.96                     9967.27
  1989/12/31       9609.71                    10206.48
  1990/01/31       8989.94                     9521.63
  1990/02/28       9174.59                     9644.46
  1990/03/31       9409.01                     9900.03
  1990/04/30       9171.37                     9652.53
  1990/05/31       9987.10                    10593.65
  1990/06/30      10030.51                    10521.62
  1990/07/31       9916.98                    10487.95
  1990/08/31       8945.32                     9539.84
  1990/09/30       8377.68                     9075.25
  1990/10/31       8274.17                     9036.22
  1990/11/30       8900.24                     9619.96
  1990/12/31       9176.45                     9888.36
  1991/01/31       9817.93                    10319.49
  1991/02/28      10670.40                    11057.34
  1991/03/31      11032.83                    11324.93
  1991/04/30      11073.67                    11352.11
  1991/05/31      11705.08                    11842.52
  1991/06/30      11017.27                    11300.13
  1991/07/31      11701.57                    11826.72
  1991/08/31      12061.27                    12107.01
  1991/09/30      12015.65                    11904.82
  1991/10/31      12177.08                    12064.35
  1991/11/30      11575.24                    11578.15
  1991/12/31      12941.39                    12902.69
  1992/01/31      12947.05                    12662.70
  1992/02/29      13209.24                    12827.32
  1992/03/31      12850.85                    12577.19
  1992/04/30      13041.36                    12946.96
  1992/05/31      13166.31                    13010.40
  1992/06/30      12934.41                    12816.54
  1992/07/31      13297.39                    13340.74
  1992/08/31      13009.02                    13067.25
  1992/09/30      13158.25                    13221.45
  1992/10/31      13251.01                    13267.72
  1992/11/30      13585.76                    13720.15
  1992/12/31      13849.18                    13888.91
  1993/01/31      14214.03                    14005.57
  1993/02/28      14510.75                    14196.05
  1993/03/31      15042.65                    14495.59
  1993/04/30      15189.91                    14144.79
  1993/05/31      15788.62                    14523.87
  1993/06/30      16008.80                    14565.99
  1993/07/31      16185.40                    14507.73
  1993/08/31      17137.21                    15057.57
  1993/09/30      17322.99                    14941.63
  1993/10/31      17334.45                    15250.92
  1993/11/30      16763.37                    15106.04
  1993/12/31      17264.05                    15288.82
  1994/01/31      17946.32                    15808.64
  1994/02/28      17814.74                    15380.23
  1994/03/31      16988.70                    14709.65
  1994/04/30      17159.27                    14897.93
  1994/05/31      16961.59                    15142.26
  1994/06/30      16225.68                    14771.27
  1994/07/31      16768.73                    15255.77
  1994/08/31      17563.01                    15881.26
  1994/09/30      17106.24                    15492.17
  1994/10/31      17684.82                    15840.74
  1994/11/30      16715.44                    15263.82
  1994/12/31      16951.44                    15490.18
  1995/01/31      16778.88                    15891.84
  1995/02/28      17720.35                    16511.15
  1995/03/31      18382.67                    16998.39
  1995/04/30      19237.86                    17498.99
  1995/05/31      19775.66                    18198.43
  1995/06/30      21281.97                    18621.18
  1995/07/31      22915.71                    19238.66
  1995/08/31      23114.51                    19286.95
  1995/09/30      23537.60                    20100.85
  1995/10/31      22936.10                    20029.09
  1995/11/30      23445.84                    20908.37
  1995/12/31      23193.54                    21311.07
  1996/01/31      23528.03                    22036.50
  1996/02/29      23374.27                    22240.77
  1996/03/31      23608.96                    22454.95
  1996/04/30      23760.02                    22785.94
  1996/05/31      23867.41                    23373.59
  1996/06/30      23845.09                    23462.64
  1996/07/31      22735.72                    22426.06
  1996/08/31      23309.54                    22899.03
  1996/09/30      24243.58                    24187.79
  1996/10/31      24817.39                    24854.88
  1996/11/30      26424.06                    26733.66
  1996/12/31      25904.10                    26204.07
  1997/01/31      27041.11                    27841.30
  1997/02/28      26678.17                    28059.58
  1997/03/31      25759.56                    26906.61
  1997/04/30      26909.42                    28512.93
  1997/05/31      28829.13                    30248.80
  1997/06/30      30022.79                    31603.95
  1997/07/31      32542.00                    34118.67
  1997/08/31      31094.44                    32207.35
  1997/09/30      32924.50                    33971.34
  1997/10/31      31803.38                    32836.70
  1997/11/30      32423.29                    34356.71
  1997/12/31      32792.40                    34946.61
  1998/01/31      33146.93                    35333.12
  1998/02/28      35659.62                    37881.35
  1998/03/31      37456.37                    39821.25
  1998/04/30      37886.63                    40221.85
  1998/05/31      37138.01                    39530.44
  1998/06/30      38720.30                    41136.17
  1998/07/31      38430.69                    40698.07
  1998/08/31      32479.42                    34813.94
  1998/09/30      34443.16                    37044.12
  1998/10/31      37095.63                    40057.29
  1998/11/30      39974.13                    42485.16
  1998/12/31      43819.21                    44933.16
  1999/01/31      46118.61                    46812.26
  1999/02/28      44646.12                    45357.34
  1999/03/31      47057.95                    47172.08
  1999/04/30      48182.27                    48999.06
  1999/05/31      46797.09                    47842.19
  1999/06/30      49846.98                    50497.43
  1999/07/31      48168.39                    48920.90
  1999/08/31      47573.00                    48678.74
  1999/09/30      46870.07                    47344.46
IMATRL PRASUN   SHR__CHT 19990930 19991011 100131 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on September 30, 1989, and the current 3.00% sales charge was paid. As the chart shows, by September 30, 1999, the value of the investment would have grown to $46,870 - a 368.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $47,344 - a 373.44% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF SEPTEMBER 30, 1999, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP GROWTH FUNDS AVERAGE ARE 37.86%, 197.21%, 376.96%, AND 37.86%, 24.02%, 16.69%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE 29.43%, 174.72%, 320.78%, AND 29.43%, 22.17%, 15.24%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Concerns over rising interest rates
and unusually high stock valuations
tempered many positive earnings
stories, limiting market advances
during the six-month period that
ended September 30, 1999. The
Standard & Poor's 500 Index - a
broad measure of U.S. stock market
performance - managed a mere
0.37% return during this time. Equity
investors were caught in a whirlwind
of conflicting economic data, which
kept them on uncertain footing for
much of the period. The early spring
bore a powerful, yet short-lived
shift in market sentiment as investors
rotated away from some of the
larger-cap growth names to
economically sensitive cyclical and
value-oriented stocks. The
subsequent broadening of the
market was reflected in the rebound
in small-cap stocks - shown by the
Russell 2000(registered trademark) Index - which returned 8.25% for the six-month period, handily outpacing the larger-cap-oriented S&P 500. The
Federal Reserve Board, determined
to keep inflation in check, acted
promptly and forcefully, levying two
quarter-point interest-rate hikes in
the summer to rein in signs of
runaway growth in the economy.
Technology stocks - as measured by
NASDAQ - returned 11.73% for
the six-month period, fueled by a
spirited rally in the summer that was
driven in large part by the explosive
growth of the Internet. Cautionary
Fed comments and the release of
inflationary data greeted the market
once again late in the period,
re-igniting fears of further
interest-rate activity later in the
year, and pushing most major
markets lower.

(Photograph of Robert Stansky)

An interview with Robert Stansky, Portfolio Manager of Fidelity
Magellan Fund

Q. BOB, HOW DID THE FUND PERFORM?

A. The six-month period that ended September 30, 1999, was essentially flat in terms of performance. During the period, Magellan had a total return of -0.40%. That trailed the Lipper growth funds average, which returned 1.45% during the same period, and slightly lagged the fund's benchmark index, the Standard & Poor's 500 Index, which returned 0.37%. It was a solid past 12 months for the fund, but interestingly the majority of those gains occurred in the fourth quarter of 1998 and first quarter of 1999. For the 12-month period that ended September 30, 1999, the fund beat both of its benchmarks, returning 36.08%, compared to a 30.34% return for the growth funds average and a 27.80% return for the S&P 500.

Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE SINCE THE END OF MARCH?

A. Broadly speaking, concerns about the strength of future corporate earnings and rising interest rates slowed the stock market's advance in recent months. That was particularly true for large-capitalization stocks, whose valuations - or stock prices relative to earnings - had risen sharply in 1998 and early 1999. During the past six months, large-cap stocks underperformed small- and mid-cap stocks, which held the fund back somewhat relative to its peers that were more heavily invested in smaller stocks. The notable exception to this trend was large-cap technology stocks, which plowed ahead and posted strong gains. In fact, technology was the only major industry group in the S&P 500 that finished in positive territory during the third quarter.

Q. IN THE PREVIOUS SHAREHOLDER REPORT DATED MARCH 31, 1999, YOU STATED THAT YOU HAD REDUCED THE FUND'S TECHNOLOGY STAKE. WHAT WAS THE IMPACT OF THAT STRATEGY OVER THE PAST SIX MONTHS?

A. I did reduce the fund's investments in technology during the first quarter of 1999 because I was concerned that valuations had risen very quickly in the prior months. As a result, the fund was slightly underweighted in technology relative to the broad market during the period. To the extent the fund held less in technology than the market and its peers, it generally gave up some ground to both. However, it's interesting to note that the valuations of many of these stocks simply continued to rise in recent months without a commensurate rise in earnings estimates. In other words, investors gravitated to those technology companies that had provided strong earnings historically, without much regard for how much they were paying for that earnings growth. As a result, there weren't as many buying opportunities in this area as I had hoped there would be during the period. That said, the fund's technology stake did rise slightly during the period, and was 22.1 percent of the fund's net assets on September 30. Technology stocks that had the largest positive impact on the fund's performance over the past six months are all connected in some way to the computer or telecommunications industries, the Internet, or all of the above, and included Texas Instruments, Cisco Systems, Oracle, IBM and Intel.

Q. DURING THE SECOND QUARTER OF 1999, THE MARKET EXPERIENCED A SUDDEN SHIFT AWAY FROM GROWTH STOCKS - THOSE WITH FAST-GROWING EARNINGS - AND TOWARD CYCLICAL STOCKS - THOSE COMPANIES WHOSE BUSINESSES ARE CLOSELY TIED TO ECONOMIC CYCLES. HOW DID THIS SHIFT AFFECT THE FUND?

A. Although the fund has wide latitude to invest in many different types of stocks, recently it has leaned toward growth stocks. It's important to note that the sharp rotation toward cyclicals occurred almost exclusively during the month of April. As a result, the fund underperformed the S&P 500 that month before making up ground later in the period as growth stocks came back into favor. Within that backdrop, there were pockets of the fund that benefited from the market rotation. Several stocks in the industrial machinery sector - which represented more than 7% of the fund's investments at the end of September - were strong performers. Two standouts in this sector actually are very diversified companies, but have core manufacturing businesses. General Electric, the fund's largest holding, posted significant gains. Its 1999 earnings through the end of the third quarter were up 15% over the same period in 1998. And Tyco International, another of the fund's top 10 holdings, also contributed significantly to the fund's performance over the past six months. The company successfully assembled a diverse mix of businesses - including fire protection systems, electronic security services and medical products - that together fueled substantial profit growth.

Q. WHAT'S THE LATEST ON THE FINANCIAL AND HEALTH CARE SECTORS, WHICH WERE AMONG THE FUND'S LARGEST INDUSTRY HOLDINGS AT THE END OF THE
PERIOD?

A. Financial stocks have had a rough 1999, mainly due to rising interest rates, slower loan growth and credit concerns. However, the good news for fund shareholders is that the fund was underweighted in this sector relative to the S&P 500 during the period. In addition, I was able to sidestep some of the poorest performing financial stocks and focus investments in those companies that I thought could best weather a rising-rate environment. These included Citigroup and American International Group. Similarly, I underweighted the health care sector relative to the broad market due to concerns about high valuations. That benefited the fund during the second quarter, as these stocks corrected sharply. Nonetheless, the stocks of a number of large pharmaceutical companies such as Merck, American Home Products, Eli Lilly and Schering-Plough detracted from the fund's performance overall during the period.

Q. BOB, WHAT'S YOUR VIEW AS WE MOVE INTO THE NEXT SIX MONTHS?

A. Even though the market hasn't moved much on the whole over the past six months, valuations in certain areas - particularly technology - are still quite high historically. If investors decide these valuations are not justified given future earnings outlooks, there could be some volatility ahead. In addition, the next six months will bring us into the Year 2000 and the much discussed issues surrounding Y2K. Although I'm not one of those who subscribes to a scenario with long-term negative impact, it's difficult to predict with a strong degree of conviction exactly what the short-term effects will be. We should learn more over the last few months of the year as companies discuss in greater detail future earnings prospects. I'll be monitoring the situation closely, as the uncertainty surrounding these issues has the potential to cause some market volatility in the short term. That said, I'm still optimistic that key areas in which the fund invests - including technology, finance and health care - will have above average growth over the long term. As always, I'll be focused on those companies that I believe will grow earnings faster than the market overall, and whose stocks are selling at reasonable valuations.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: seeks capital
appreciation by investing
primarily in common
stocks of domestic,
foreign and multinational
issuers

FUND NUMBER: 021

TRADING SYMBOL: FMAGX

START DATE: May 2, 1963

SIZE: as of September 30,
1999, more than $92 billion

MANAGER: Robert Stansky,
since 1996; manager,
Fidelity Growth Company
Fund and Fidelity Advisor
Equity Growth Fund,
1987-1996; Fidelity
Emerging Growth Fund
1990-1991; Fidelity Select
Defense & Aerospace
Portfolio 1984-1985; joined
Fidelity in 1983

BOB STANSKY ON THE
FUND'S SIZE:

"Magellan shareholders recently
may have seen media coverage
when the fund surpassed $100
billion in net assets back in July,
and wondered what it all meant.
The milestone was viewed and
analyzed from a number of different
angles in numerous stories. But
when it gets right down to it, the
$100 billion figure was merely a
snapshot of the fund's size at a
particular moment in time - no
more, no less. Assets go up and
down every day when the stocks
held by the portfolio change in
price and every time a shareholder
puts money into the fund or takes
money out of the fund. In fact, in
the months since, the fund's assets
have fallen below $100 billion, as
the stock market dropped off a bit
in the third quarter.

"The fund's size is not something I
spend time thinking about. As
shareholders know, I spend my day
analyzing companies and trying to
figure out which ones are the best
investment opportunities for the
fund. That said, hitting the $100
billion mark did give me reason to
pause in one respect. It served as
a good time to acknowledge those
portfolio managers and analysts
who came before me and helped
fuel the fund's growth with
excellent long-term performance.
It's exciting to be a part of that
legacy."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF
SEPTEMBER 30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

General Electric Co.            4.7                      4.2

Microsoft Corp.                 4.6                      4.1

Home Depot, Inc.                2.6                      2.2

Citigroup, Inc.                 2.1                      1.7

Cisco Systems, Inc.             2.0                      2.1

Tyco International Ltd.         1.9                      1.2

MCI WorldCom, Inc.              1.7                      2.4

Lucent Technologies, Inc.       1.7                      0.9

Wal-Mart Stores, Inc.           1.6                      1.7

Merck & Co., Inc.                 1.6                      2.0

                                 24.5                     22.5

TOP FIVE MARKET SECTORS AS OF
SEPTEMBER 30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS 6
                                                        MONTHS AGO

TECHNOLOGY                      22.1                     20.8

FINANCE                         12.1                     12.9

RETAIL & WHOLESALE              9.4                      10.0

HEALTH                          9.2                      10.3

INDUSTRIAL MACHINERY &          7.8                      6.5
EQUIPMENT



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF SEPTEMBER 30, 1999 *                                         AS OF MARCH 31, 1999 **

Stocks 92.4%                                                       Stocks 93.4%

Short-Term  Investments and                                        Short-Term  Investments and
Net Other Assets 7.6%                                              Net Other Assets 6.6%

* FOREIGN INVESTMENTS 4.1%                                         ** FOREIGN INVESTMENTS 4.2%


Row: 1, Col: 1, Value: 92.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.6
Row: 1, Col: 1, Value: 93.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.1
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.5

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS SEPTEMBER 30, 1999
Showing Percentage of Net Assets

COMMON STOCKS - 92.4%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.2%

AEROSPACE & DEFENSE - 1.0%

AlliedSignal, Inc.                6,700,000                $ 401,581

Boeing Co.                        2,908,600                 123,979

Textron, Inc.                     1,511,400                 116,945

United Technologies Corp.         4,431,600                 262,849

                                                            905,354

DEFENSE ELECTRONICS - 0.1%

Raytheon Co.:

Class A                           549,000                   26,627

Class B                           1,177,080                 58,413

                                                            85,040

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            1,841,800                 114,997

TOTAL AEROSPACE & DEFENSE                                   1,105,391

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.4%

E.I. du Pont de Nemours and       4,110,575                 250,231
Co.

Monsanto Co.                      3,582,800                 127,861

Trivest 1992 Special Fund         26.6 (d)                  3,048
Ltd.

                                                            381,140

IRON & STEEL - 0.1%

Nucor Corp.                       2,492,400                 118,701

METALS & MINING - 0.2%

Alcoa, Inc.                       3,140,000                 194,876

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc. (a)          742,700                   14,715

PAPER & FOREST PRODUCTS - 0.1%

Louisiana-Pacific Corp.           1,932,600                 30,197

TOTAL BASIC INDUSTRIES                                      739,629

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.8%

Lafarge Corp. (c)                 4,455,544                 143,134

Masco Corp.                       8,565,200                 265,521

Owens Corning                     1,729,100                 37,500

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Sherwin-Williams Co.              3,303,400                $ 69,165

Southdown, Inc.                   1,130,892                 60,503

USG Corp.                         2,363,000                 112,243

                                                            688,066

CONSTRUCTION - 0.1%

Centex Corp.                      1,150,000                 33,997

Oakwood Homes Corp. (c)           3,560,000                 16,020

Pulte Corp. (c)                   2,800,000                 60,900

                                                            110,917

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Boston Properties, Inc.           526,000                   16,142

Crescent Real Estate Equities     1,370,300                 24,665
Co.

Equity Office Properties Trust    1,986,400                 46,184

Equity Residential Properties     1,271,500                 53,880
Trust (SBI)

Host Marriott Corp. (c)           11,500,000                109,250

Public Storage, Inc.              1,136,300                 28,621

                                                            278,742

TOTAL CONSTRUCTION & REAL                                   1,077,725
ESTATE

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
1.4%

AutoNation, Inc. (a)              11,379,927                142,960

AutoZone, Inc. (a)                2,835,800                 79,580

Danaher Corp.                     2,456,349                 129,419

Delphi Automotive Systems         4,652,651                 74,733
Corp.

Ford Motor Co.                    12,573,100                631,012

General Motors Corp.              3,347,600                 210,690

Pep Boys-Manny, Moe & Jack        1,255,000                 18,668

                                                            1,287,062

CONSUMER DURABLES - 0.2%

Minnesota Mining &                2,409,100                 231,424
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              3,958,500                 180,854

Maytag Corp.                      400,000                   13,325

Whirlpool Corp.                   211,000                   13,781

                                                            207,960

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.3%

Leggett & Platt, Inc. (c)         12,316,700               $ 242,485

Newell Rubbermaid, Inc.           300,000                   8,569

                                                            251,054

TEXTILES & APPAREL - 0.4%

Liz Claiborne, Inc.               2,547,800                 78,982

NIKE, Inc. Class B                3,398,500                 193,290

Polo Ralph Lauren Corp. Class     2,333,700                 41,861
A (a)(c)

Tommy Hilfiger (a)                300,000                   8,456

Warnaco Group, Inc. Class A       800,000                   14,600

                                                            337,189

TOTAL DURABLES                                              2,314,689

ENERGY - 6.7%

ENERGY SERVICES - 0.9%

Baker Hughes, Inc.                2,500,000                 72,500

Halliburton Co.                   6,799,600                 278,784

Schlumberger Ltd.                 7,346,300                 457,766

                                                            809,050

OIL & GAS - 5.8%

Anadarko Petroleum Corp. (c)      6,410,000                 195,906

Apache Corp.                      2,959,715                 127,823

BP Amoco PLC                      12,376,935                228,586

BP Amoco PLC sponsored ADR        3,184,421                 352,874

Burlington Resources, Inc.        2,082,100                 76,517

Canadian Natural Resources        2,702,600                 63,326
Ltd. (a)

Chevron Corp.                     5,842,100                 518,486

Coastal Corp. (The)               4,384,000                 179,470

Conoco, Inc. Class B              8,242,088                 225,627

Cooper Cameron Corp. (a)          1,671,500                 63,099

Elf Aquitaine                     660,000                   120,945

Exxon Corp.                       15,232,400                1,156,710

Mobil Corp.                       6,831,700                 688,294

Occidental Petroleum Corp.        8,571,400                 198,214

Poco Petroleums Ltd. (a)          3,481,700                 30,712

Renaissance Energy Ltd. (a)       1,325,000                 18,953

Royal Dutch Petroleum Co. (NY     7,932,700                 468,525
Registry Gilder 1.25)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Shell Transport & Trading Co.     13,327,100               $ 101,064
PLC (Reg.)

Texaco, Inc.                      6,352,000                 400,970

Total Fina SA Class B             932,000                   118,248

USX-Marathon Group                550,000                   16,088

                                                            5,350,437

TOTAL ENERGY                                                6,159,487

FINANCE - 12.1%

BANKS - 3.9%

Bank of America Corp.             13,202,754                735,228

Bank of New York Co., Inc.        1,254,400                 41,944

Bank One Corp.                    3,690,957                 128,491

BankBoston Corp.                  3,704,900                 160,700

Chase Manhattan Corp.             14,876,200                1,121,294

Comerica, Inc.                    1,921,000                 97,251

First Union Corp.                 1,421,773                 50,562

Mellon Bank Corp.                 300,000                   10,125

Synovus Finanical Corp.           1,709,775                 31,951

U.S. Bancorp                      6,811,600                 205,625

Wells Fargo & Co.                 24,455,000                969,029

                                                            3,552,200

CREDIT & OTHER FINANCE - 3.8%

American Express Co.              3,551,500                 478,121

Associates First Capital          14,030,774                505,108
Corp. Class A

Citigroup, Inc.                   44,434,833                1,955,133

Concord EFS, Inc. (a)             1,500,000                 30,938

Fleet Financial Group, Inc.       4,922,000                 180,268

Household International, Inc.     3,620,395                 145,268

MBNA Corp.                        1,500,000                 34,219

NextCard, Inc. (a)                10,000                    245

Providian Financial Corp.         2,327,750                 184,329

                                                            3,513,629

FEDERAL SPONSORED CREDIT - 1.8%

Fannie Mae                        15,781,100                989,278

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT -
CONTINUED

Freddie Mac                       12,411,600               $ 645,403

SLM Holding Corp.                 481,950                   20,724

                                                            1,655,405

INSURANCE - 2.0%

AFLAC, Inc.                       4,454,800                 186,545

Allstate Corp.                    7,700,000                 192,019

American International Group,     14,678,680                1,276,128
Inc.

Hartford Financial Services       600,000                   24,525
Group, Inc.

Old Republic International        1,800,000                 25,987
Corp.

Reliastar Financial Corp.         1,674,463                 55,676

UnumProvident Corp.               3,333,400                 98,127

                                                            1,859,007

SAVINGS & LOANS - 0.1%

Charter One Financial, Inc.       2,719,962                 62,899

Washington Mutual, Inc.           1,000,000                 29,250

                                                            92,149

SECURITIES INDUSTRY - 0.5%

Goldman Sachs Group, Inc.         475,000                   28,975

Morgan Stanley Dean Witter &      4,983,135                 444,433
Co.

Schwab (Charles) Corp.            700,000                   23,581

                                                            496,989

TOTAL FINANCE                                               11,169,379

HEALTH - 9.2%

DRUGS & PHARMACEUTICALS - 6.2%

American Home Products Corp.      12,595,200                522,701

Biogen, Inc. (a)                  810,000                   63,838

Bristol-Myers Squibb Co.          15,666,900                1,057,516

Elan Corp. PLC sponsored ADR      3,802,000                 127,605
(a)

Eli Lilly & Co.                   12,651,200                809,677

Merck & Co., Inc.                 22,475,200                1,456,674

Pfizer, Inc.                      6,309,200                 226,737

Schering-Plough Corp.             20,487,700                893,776

Warner-Lambert Co.                8,034,100                 533,263

XOMA Ltd. (a) (e)                 3,030                     7

                                                            5,691,794

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 2.5%

Abbott Laboratories               13,046,500               $ 479,459

Baxter International, Inc.        300,000                   18,075

Becton, Dickinson & Co.           2,546,200                 71,453

Boston Scientific Corp. (a)       10,262,000                253,343

Cardinal Health, Inc.             6,536,330                 356,230

Guidant Corp.                     800,000                   42,900

Johnson & Johnson                 10,300,000                946,313

Medtronic, Inc.                   4,418,000                 156,839

U.S. Surgical Corp. rights        469                       -
6/30/00 (a)

                                                            2,324,612

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Express Scripts, Inc. Class A     1,000,000                 78,250
(a)

HEALTHSOUTH Corp. (a)             17,733,200                107,508

Tenet Healthcare Corp. (a)        1,192,195                 20,938

United HealthCare Corp.           3,194,100                 155,513

Wellpoint Health Networks,        1,000,000                 57,000
Inc. (a)

                                                            419,209

TOTAL HEALTH                                                8,435,615

INDUSTRIAL MACHINERY &
EQUIPMENT - 7.8%

ELECTRICAL EQUIPMENT - 5.2%

Emerson Electric Co.              5,482,400                 346,419

Ericsson (L.M.) Telefon AB        800,000                   25,000
sponsored ADR Class B

General Electric Co.              36,233,100                4,295,871

Honeywell, Inc.                   1,267,700                 141,111

SLI, Inc. (a)                     519,000                   11,061

                                                            4,819,462

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.5%

Case Corp.                        3,589,000                 178,777

Caterpillar, Inc.                 250,000                   13,703

Cooper Industries, Inc.           1,150,000                 53,763

Deere & Co.                       1,060,000                 41,009

Illinois Tool Works, Inc.         3,560,000                 265,443

Ingersoll-Rand Co.                902,850                   49,600

Tyco International Ltd.           16,548,706                1,708,654

                                                            2,310,949

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.1%

Republic Services, Inc. Class     2,500,000                $ 27,188
A (a)

Waste Management, Inc.            827,000                   15,920

                                                            43,108

TOTAL INDUSTRIAL MACHINERY &                                7,173,519
EQUIPMENT

MEDIA & LEISURE - 6.5%

BROADCASTING - 3.7%

CBS Corp. (a)                     14,954,476                691,645

Clear Channel Communications,     8,749,680                 698,881
Inc. (a)

Comcast Corp. Class A             2,550,000                 101,681
(special)

Cox Communications, Inc.          2,589,400                 108,107
Class A (a)

Hispanic Broadcasting Corp.       663,800                   50,532
(a)

Infinity Broadcasting Corp.       3,161,500                 92,671
Class A

MediaOne Group, Inc.              3,950,000                 269,834

Nielsen Media Research, Inc.      472,966                   17,588
(a)

Salem Communications Corp.        37,700                    961
Class A (a)

Time Warner, Inc.                 20,403,455                1,239,510

UnitedGlobalCom, Inc. (a)         550,000                   39,394

Univision Communications,         595,000                   48,418
Inc. Class A (a)

USA Networks, Inc. (a)            594,800                   23,049

                                                            3,382,271

ENTERTAINMENT - 1.4%

Alliance Gaming Corp. (a) (f)     5,072                     32

Disney (Walt) Co.                 10,657,000                275,750

Fox Entertainment Group, Inc.     1,988,000                 41,997
Class A

News Corp. Ltd. sponsored ADR     3,900,000                 110,906

Park Place Entertainment          3,729,200                 46,615
Corp.

SFX Entertainment, Inc. Class     961,500                   29,326
A (a)

Viacom, Inc. Class B              18,408,800                777,772
(non-vtg.) (a)

                                                            1,282,398

LODGING & GAMING - 0.2%

Extended Stay America, Inc.       5,859,603                 52,736
(a)(c)

Hilton Hotels Corp.               2,000,000                 19,750

Marriott International, Inc.      855,000                   27,948
Class A

Starwood Hotels & Resorts         4,400,327                 98,182
Worldwide, Inc.

                                                            198,616

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.4%

Gannet Co., Inc.                  3,210,400                $ 222,120

Harcourt General, Inc.            848,900                   35,335

McGraw-Hill Companies, Inc.       326,000                   15,770

Times Mirror Co. Class A          697,300                   45,891

Tribune Co.                       1,546,200                 76,923

                                                            396,039

RESTAURANTS - 0.8%

McDonald's Corp.                  14,394,800                618,976

Outback Steakhouse, Inc. (a)      300,000                   7,641

Starbucks Corp. (a)               50,000                    1,239

Tricon Global Restaurants,        1,700,000                 69,594
Inc. (a)

                                                            697,450

TOTAL MEDIA & LEISURE                                       5,956,774

NONDURABLES - 3.6%

BEVERAGES - 0.9%

Anheuser-Busch Companies,         891,600                   62,468
Inc.

Coca-Cola Co. (The)               3,966,800                 190,654

PepsiCo, Inc.                     13,424,300                406,085

Seagram Co. Ltd.                  3,800,000                 172,904

                                                            832,111

FOODS - 0.1%

Bestfoods                         1,000,000                 48,500

General Mills, Inc.               200,000                   16,225

Kellogg Co.                       200,000                   7,488

Nabisco Group Holdings Corp.      500,000                   7,500

                                                            79,713

HOUSEHOLD PRODUCTS - 1.6%

Avon Products, Inc.               2,346,000                 58,210

Clorox Co.                        2,205,696                 84,368

Gillette Co.                      7,575,800                 257,104

Procter & Gamble Co.              10,547,300                988,809

Unilever NV NY Shares             1,365,803                 93,045

                                                            1,481,536

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

TOBACCO - 1.0%

Philip Morris Companies, Inc.     27,770,200               $ 949,394

TOTAL NONDURABLES                                           3,342,754

RETAIL & WHOLESALE - 9.4%

APPAREL STORES - 1.1%

Abercrombie & Fitch Co. Class     1,000,000                 34,063
A (a)

Gap, Inc.                         15,229,300                487,338

Limited, Inc. (The)               8,400,400                 321,315

TJX Companies, Inc.               5,496,800                 154,254

Too, Inc. (a)                     1,200,081                 21,526

                                                            1,018,496

DRUG STORES - 0.5%

CVS Corp.                         11,431,786                466,560

GENERAL MERCHANDISE STORES -
2.9%

Consolidated Stores Corp. (a)     2,191,168                 48,343

Costco Wholesale Corp. (a)        1,855,500                 133,596

Dayton Hudson Corp.               13,794,300                828,520

Federated Department Stores,      4,015,700                 175,436
Inc. (a)

Neiman-Marcus Group, Inc. (a)     668,700                   15,631

Wal-Mart Stores, Inc.             30,845,000                1,467,065

                                                            2,668,591

GROCERY STORES - 0.6%

Kroger Co. (a)                    3,810,000                 84,058

Safeway, Inc. (a)                 11,754,400                447,402

                                                            531,460

RETAIL & WHOLESALE,
MISCELLANEOUS - 4.3%

Bed Bath & Beyond, Inc. (a)       500,000                   17,469

Best Buy Co., Inc. (a)            1,000,000                 62,063

Circuit City Stores, Inc. -       640,000                   27,000
Circuit City Group

Home Depot, Inc.                  35,004,850                2,402,208

Intimate Brands, Inc. Class A     1,144,815                 44,576

Lowe's Companies, Inc.            14,247,000                694,541

Office Depot, Inc. (a)            12,166,600                123,947

Staples, Inc. (a)                 19,300,000                420,981

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Tandy Corp.                       2,445,200                $ 126,386

Williams-Sonoma, Inc. (a)         500,000                   24,281

                                                            3,943,452

TOTAL RETAIL & WHOLESALE                                    8,628,559

SERVICES - 1.5%

ADVERTISING - 1.0%

DoubleClick, Inc. (a)             582,500                   69,390

Omnicom Group, Inc.               7,951,576                 629,665

Outdoor Systems, Inc. (a)         6,375,437                 227,922

                                                            926,977

SERVICES - 0.5%

Cendant Corp. (a)                 15,387,000                273,119

Gartner Group, Inc. Class B       455,700                   7,604
(a)

Manpower, Inc.                    2,905,900                 84,634

Rentokil Initial PLC              13,131,835                46,495

Robert Half International,        1,838,950                 44,135
Inc. (a)

Service Corp. International       700,000                   7,394

                                                            463,381

TOTAL SERVICES                                              1,390,358

TECHNOLOGY - 22.1%

COMMUNICATIONS EQUIPMENT - 4.7%

ADC Telecommunications, Inc.      500,000                   20,969
(a)

Cisco Systems, Inc. (a)           26,700,000                1,830,619

Lucent Technologies, Inc.         23,808,198                1,544,557

Newbridge Networks Corp. (a)      3,017,200                 77,994

Nokia AB                          2,400,000                 215,550

Nokia AB sponsored ADR            5,622,800                 504,998

Nortel Networks Corp.             1,500,000                 76,630

Premisys Communications, Inc.     450,000                   3,741
(a)

Tellabs, Inc. (a)                 900,000                   51,244

                                                            4,326,302

COMPUTER SERVICES & SOFTWARE
- 10.0%

America Online, Inc. (a)          7,100,000                 738,400

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

At Home Corp. Series A (a)        5,375,422                $ 222,744

Automatic Data Processing,        2,000,000                 89,250
Inc.

BMC Software, Inc. (a)            3,517,700                 251,735

Ceridian Corp. (a)                2,501,400                 62,222

CompUSA, Inc. (a)                 1,885,700                 11,550

Computer Associates               2,652,800                 162,484
International, Inc.

Computer Sciences Corp. (a)       653,200                   45,928

Compuware Corp. (a)               4,450,000                 115,978

Digital Insight Corp.             25,500                    383

DST Systems, Inc. (a)             200,400                   11,398

Earthlink Network, Inc. (a)       100,000                   4,294

Electronic Arts, Inc. (a)         1,561,100                 112,985

Electronic Data Systems Corp.     750,000                   39,703

Equifax, Inc.                     870,170                   24,474

First Data Corp.                  4,674,000                 205,072

Galileo International, Inc.       700,000                   28,175

High Speed Access Corp.           20,300                    466

IMS Health, Inc.                  3,100,000                 70,719

Inktomi Corp. (a)                 1,435,700                 172,329

International Business            9,706,800                 1,178,163
Machines Corp.

Keane, Inc. (a)                   600,000                   13,688

Lycos, Inc. (a)(c)                4,548,400                 227,989

Microsoft Corp. (a)               46,295,400                4,192,627

Oracle Corp. (a)                  12,900,000                586,950

Parametric Technology Corp.       3,405,000                 45,968
(a)

Redback Networks, Inc.            1,000,000                 108,000

Siebel Systems, Inc. (a)          700,000                   46,638

TIBCO Software, Inc. (a)          45,600                    1,372

Xoom.com, Inc. (a)                400,000                   19,850

Yahoo!, Inc. (a)                  1,962,900                 352,341

                                                            9,143,875

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

Ampex Corp. Class A (a)           25,512                    75

Compaq Computer Corp.             5,065,500                 116,190

Dell Computer Corp. (a)           7,476,800                 312,624

EMC Corp. (a)                     11,220,964                801,598

Gadzoox Networks, Inc.            30,100                    1,622

Hewlett-Packard Co.               4,200,000                 386,400

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Network Appliance, Inc. (a)       85,000                   $ 6,088

Pitney Bowes, Inc.                5,208,400                 317,387

Sun Microsystems, Inc. (a)        2,800,000                 260,400

Tech Data Corp. (a)               788,800                   18,364

Xerox Corp.                       5,800,000                 243,238

                                                            2,463,986

ELECTRONIC INSTRUMENTS - 0.1%

Thermo Electron Corp. (a)         3,133,200                 42,102

Waters Corp. (a)                  1,208,100                 73,166

                                                            115,268

ELECTRONICS - 4.6%

Analog Devices, Inc. (a)          1,353,866                 69,386

Broadcom Corp. Class A (a)        200,000                   21,800

Intel Corp.                       18,297,600                1,359,740

JDS Uniphase Corp. (a)            130,000                   14,796

Linear Technology Corp.           3,026,600                 177,907

LSI Logic Corp. (a)               300,000                   15,450

Maxim Integrated Products,        1,589,200                 100,269
Inc. (a)

Micron Technology, Inc. (a)       2,717,000                 180,850

Motorola, Inc.                    8,016,200                 705,426

Rambus, Inc. (a)(c)               1,305,600                 86,496

Solectron Corp. (a)               1,230,200                 88,344

Texas Instruments, Inc.           16,617,600                1,366,798

Xilinx, Inc. (a)                  675,000                   44,234

                                                            4,231,496

TOTAL TECHNOLOGY                                            20,280,927

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.1%

AMR Corp. (a)                     1,378,100                 75,106

Delta Air Lines, Inc.             233,000                   11,301

                                                            86,407

RAILROADS - 0.5%

Burlington Northern Santa Fe      4,405,220                 121,144
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

CSX Corp.                         4,372,000                $ 185,264

Norfolk Southern Corp.            5,410,800                 132,565

                                                            438,973

TRUCKING & FREIGHT - 0.1%

CNF Transportation, Inc.          592,000                   22,052

Landstar System, Inc. (a)(c)      571,200                   19,849

Swift Transportation Co.,         3,319,875                 65,360
Inc. (a)(c)

                                                            107,261

TOTAL TRANSPORTATION                                        632,641

UTILITIES - 7.1%

CELLULAR - 0.6%

ALLTEL Corp.                      802,000                   56,441

Mannesmann AG (Reg.)              566,400                   91,534

Nextel Communications, Inc.       1,350,000                 91,547
Class A (a)

Vodafone AirTouch PLC             1,452,900                 345,427
sponsored ADR

                                                            584,949

ELECTRIC UTILITY - 0.2%

AES Corp. (a)                     700,000                   41,300

PG&E Corp.                        5,063,048                 131,006

                                                            172,306

GAS - 0.2%

Enron Corp.                       4,608,600                 190,105

TELEPHONE SERVICES - 6.1%

Ameritech Corp.                   3,468,400                 233,033

AT&T Corp.                        26,352,851                1,146,349

Bell Atlantic Corp.               8,579,100                 577,481

BellSouth Corp.                   10,457,400                470,583

Covad Communications Group,       519,800                   22,660
Inc.

Focal Communications Corp.        39,300                    1,007

GTE Corp.                         7,503,200                 576,809

Intermedia Communications,        541,000                   11,767
Inc. (a)

Level 3 Communications, Inc.      500,000                   26,109
(a)

MCI WorldCom, Inc. (a)            21,727,341                1,561,653

Metromedia Fiber Network,         856,800                   20,992
Inc. Class A (a)

Net2Phone, Inc. (a)               400                       21

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              3,700,000                $ 109,381
International, Inc. (a)

SBC Communications, Inc.          9,282,800                 474,003

Sprint Corp. (FON Group)          6,889,400                 373,750

Time Warner Telecom, Inc.         53,800                    1,123

                                                            5,606,721

TOTAL UTILITIES                                             6,554,081

TOTAL COMMON STOCKS                                         84,961,528
(Cost $52,114,581)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Sealed Air Corp. Series A,        416,242                   21,124
$2.00

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

TECHNOLOGY - 0.0%

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative     1,283                     2,001

TOTAL PREFERRED STOCKS                                      23,125
(Cost $20,614)

COMMERCIAL MORTGAGE
SECURITIES - 0.0%

                                MOODY'S RATINGS (UNAUDITED)       PRINCIPAL AMOUNT (000S)

Bardell Associates Note Trust   -                                 $ 4,051                       4,304
12.5%, 11/1/08 (f) (Cost
$4,118)

CASH EQUIVALENTS - 7.9%

                            MATURITY AMOUNT (000S)              VALUE (NOTE 1) (000S)

Investments in repurchase   $ 4,703,110                         $ 4,702,424
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.25%,
dated 9/30/99 due 10/1/99

                            SHARES

Taxable Central Cash Fund,   2,595,819,842                       2,595,820
5.22% (b)

TOTAL CASH EQUIVALENTS                                           7,298,244
(Cost $7,298,244)

TOTAL INVESTMENT PORTFOLIO -                                     92,287,201
100.3%
(Cost $59,437,557)

NET OTHER ASSETS - (0.3)%                                        (275,889)

NET ASSETS - 100%                                                $ 92,011,312

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Share amount represents number of units held.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                    ACQUISITION DATE  ACQUISITION COST (000S)

Alliance   Gaming Corp.     7/28/98           $ -

Bardell Associates    Note  4/19/94           $ 4,118
Trust 12.5%,  11/1/08

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $59,570,625,000. Net unrealized appreciation aggregated $32,716,576,000, of which $35,491,567,000 related to appreciated investment securities and $2,774,991,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                        SEPTEMBER
                                          30, 1999

ASSETS

Investment in securities, at              $ 92,287,201
value (including repurchase
agreements of $4,702,424)
(cost $59,437,557) -  See
accompanying schedule

Cash                                       491

Receivable for investments                 178,659
sold

Receivable for fund shares                 95,203
sold

Dividends receivable                       87,035

Interest receivable                        11,105

Other receivables                          4,499

 TOTAL ASSETS                              92,664,193

LIABILITIES

Payable for investments        $ 145,048
purchased

Payable for fund shares         285,645
redeemed

Accrued management fee          43,306

Other payables and accrued      17,141
expenses

Collateral on securities        161,741
loaned, at value

 TOTAL LIABILITIES                         652,881

NET ASSETS                                $ 92,011,312

Net Assets consist of:

Paid in capital                           $ 55,445,456

Undistributed net investment               310,195
income

Accumulated undistributed net              3,405,924
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                32,849,737
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 754,066                   $ 92,011,312
shares outstanding

NET ASSET VALUE and                        $122.02
redemption price per share
($92,011,312 (divided by)
754,066 shares)

Maximum offering price per                 $125.79
share (100/97.00 of $122.02)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                           SIX
                                               MONTHS ENDED SEPTEMBER 30,
                                               1999

INVESTMENT INCOME                              $ 450,704
Dividends (including $10,074
received from  affiliated
issuers)

Interest                                        169,204

Security lending                                719

 TOTAL INCOME                                   620,627

EXPENSES

Management fee Basic fee         $ 274,824

 Performance adjustment           (44,733)

Transfer agent fees               82,042

Accounting and security           1,010
lending fees

Non-interested trustees'          235
compensation

Custodian fees and expenses       948

Registration fees                 2,838

Audit                             247

Legal                             828

Miscellaneous                     19

 Total expenses before            318,258
reductions

 Expense reductions               (4,501)       313,757

NET INVESTMENT INCOME                           306,870

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,572,123
(including realized gain of
$55,583    on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (461)         3,571,662

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (4,312,774)

 Assets and liabilities in        458           (4,312,316)
foreign currencies

NET GAIN (LOSS)                                 (740,654)

NET INCREASE (DECREASE) IN                     $ (433,784)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED SEPTEMBER  YEAR ENDED MARCH 31, 1999
                                 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 306,870                   $ 497,762
income

 Net realized gain (loss)         3,571,662                   7,011,764

 Change in net unrealized         (4,312,316)                 10,747,841
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (433,784)                   18,257,367
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (162,573)                   (449,343)
From net investment income

 From net realized gain           (5,081,988)                 (3,441,624)

 TOTAL DISTRIBUTIONS              (5,244,561)                 (3,890,967)

Share transactions Net            9,386,692                   14,971,374
proceeds from sales of shares

 Reinvestment of distributions    5,143,564                   3,818,924

 Cost of shares redeemed          (7,555,457)                 (14,410,125)

 NET INCREASE (DECREASE) IN       6,974,799                   4,380,173
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,296,454                   18,746,573
IN NET ASSETS

NET ASSETS

 Beginning of period              90,714,858                  71,968,285

 End of period (including        $ 92,011,312                $ 90,714,858
undistributed net investment
income of $310,195 and
$178,509, respectively)

OTHER INFORMATION
Shares

 Sold                             73,431                      132,746

 Issued in reinvestment of        40,972                      34,759
distributions

 Redeemed                         (59,465)                    (129,759)

 Net increase (decrease)          54,938                      37,746


FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED SEPTEMBER 30,  YEARS ENDED MARCH 31,

                             1999                            1999                   1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 129.75                      $ 108.82               $ 80.20   $ 87.52   $ 72.44   $ 69.72
period

Income from Invest- ment
Operations

Net investment income         .41  D                          .73  D                 .73  D    1.38  D   .79       .27

Net realized  and unrealized  (.72)                           26.02                  34.35     5.25      19.57     5.22
gain (loss)

Total from investment         (.31)                           26.75                  35.08     6.63      20.36     5.49
operations

Less Distributions

 From net investment income   (.23)                           (.67)                  (1.25)    (1.10)    (.59)     (.14)

From net realized gain        (7.19)                          (5.15)                 (5.21)    (12.85)   (4.69)    (2.63)

Total distributions           (7.42)                          (5.82)                 (6.46)    (13.95)   (5.28)    (2.77)

Net asset value,  end of     $ 122.02                        $ 129.75               $ 108.82  $ 80.20   $ 87.52   $ 72.44
period

TOTAL RETURN B, C             (0.40)%                         25.63%                 45.41%    9.11%     28.43%    8.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 92,011                      $ 90,715               $ 71,968  $ 51,243  $ 56,179  $ 39,803
millions)

Ratio of expenses to average  .67%  A                         .62%                   .62%      .66%      .95%      .99%
net assets

Ratio of expenses to average  .66% A, E                       .60% E                 .61% E    .64% E    .92% E    .96% E
net assets after expense
reductions

Ratio of net invest- ment     .65%  A                         .66%                   .77%      1.75%     .95%      .39%
income to average net assets

Portfolio turnover rate       28%  A                          37%                    34%       67%       155%      120%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended September 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective the close of business on September 30, 1997, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

information regarding income taxes under the caption "Income Tax
Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,336,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $13,034,299,000 and $12,079,236,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $6,183,000 on sales of shares of the fund of which $6,171,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $928,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $160,303,000. The fund received cash collateral of $161,741,000 which was invested in repurchase agreements.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,069,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $2,425,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS

AFFILIATE                            PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Anadarko Petroleum Corp.             $ -                $ 2,774         $ 646                $ 195,906

Black & Decker Corp.                  -                  13,007          527                  -

Case Corp.                            -                  5,494           -                    -

Extended Stay America, Inc.           -                  -               -                    52,736

Host Marriott Services Corp.          -                  5,639           -                    -

Host Marriott Corp.                   -                  9,682           5,046                109,250

Lafarge Corp.                         1,411              1,739           1,341                143,134

Landstar System, Inc.                 -                  787             -                    19,849

Leggett & Platt, Inc.                 -                  1,163           2,217                242,485

Lycos, Inc.                           6,265              -               -                    227,989

Oakwood Homes Corp.                   -                  2,178           73                   16,020

Polo Ralph Lauren Corp. Class         -                  -               -                    41,861
A

Pulte Corp.                           -                  -               224                  60,900

Rambus, Inc.                          1,371              -               -                    86,496

Swift Transportation Co., Inc.        -                  2,307           -                    65,360

Synetic, Inc.                         -                  7,096           -                    -

TOTALS                               $ 9,047            $ 51,866        $ 10,074             $ 1,261,986


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and the Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   November 2, 1999

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Robert E. Stansky, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FIDELITY'S GROWTH FUNDS

Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund SM
Contrafund SM II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant SM Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC) 1-800-544-5555

* INDEPENDENT TRUSTEES

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY LOGO GRAPHIC)(REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


MAG-SANN-1199  87972
1.537468.102